Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 State and Local	Dec. 31, 2012 Germany	Feb. 11, 2013 Internal Revenue Service (IRS) Subsequent Event
Income Taxes [Line Items]
Net operating loss carryfowards					$ 915,000,000	$ 198,000,000
Operating loss carryforwards, expiration year					2029
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad	4,300,000,000
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad, estimated U.S. tax liability If these earnings were to be repatriated	930,000,000
Tax reserves	340,000,000	250,000,000	290,000,000	335,000,000
Impact on tax expense if tax reserves were unnecessary	340,000,000
Accrued interest, related to income taxes in the balance sheet	35,000,000
Additional tax expense related to interest	11,000,000	31,000,000
Expected tax charge to be recorded during the first quarter of 2013 due to adverse decision from the U.S. Tax Court							850,000,000
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	$ (67,000,000)